Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Classes of current inventories [abstract]
Raw materials, components and consumables	₨ 36,026.0	$ 520.9	₨ 45,175.0
Work-in-progress	38,917.6	562.8	40,431.7
Finished goods	315,072.3	4,556.0	338,689.5
Total	₨ 390,015.9	$ 5,639.7	₨ 424,296.2